Consolidated Balance Sheets (Parenthetical) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Statement of financial position [abstract]
Other comprehensive income relating to assets classified as held for sale	₨ 0.0	₨ 125.9